Note 9 - Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of reconciliation of changes in intangible assets and goodwill [text block]
	Technology	Customer Relationships	Total
Cost
Balance, January 1, 2016	$-	$-	$-
Acquired through the acquisition of DenseLight	-	186,131	186,131
Acquired through the acquisition of BB Photonics	714,000	-	714,000
Balance, December 31, 2016, 2017 and 2018	714,000	186,131	900,131

Accumulated Amortization
Balance, January 1, 2016	-	-	-
Amortization for the year	-	23,266	23,266
Balance, December 31, 2016	-	23,266	23,266
Amortization for the year	-	37,228	37,228
Balance, December 31, 2017	-	60,494	60,494
Amortization for the year	-	37,228	37,228
Balance, December 31, 2018	-	97,722	97,722

Carrying Amounts
At December 31, 2016	$714,000	$162,865	$876,865
At December 31, 2017	$714,000	$125,637	$839,637
At December 31, 2018	$714,000	$88,409	$802,409